Equity (Details) - Schedule of RSUs and PSUs activity - Restricted and Phantom Share Units [Member] shares in Thousands	9 Months Ended
Sep. 30, 2020 $ / shares shares
Equity (Details) - Schedule of RSUs and PSUs activity [Line Items]
Number of RSUs and PSUs, Unvested | shares	2,362,991
Weighted Average Grant Date Fair Value, Unvested | $ / shares	$ 24.10
Number of RSUs and PSUs, Granted | shares	1,425,536
Weighted Average Grant Date Fair Value, Granted | $ / shares	$ 17.80
Number of RSUs and PSUs, Vested | shares	(669,477)
Weighted Average Grant Date Fair Value, Vested | $ / shares	$ 23.21
Number of RSUs and PSUs, Forfeited | shares	(445,400)
Weighted Average Grant Date Fair Value, Forfeited | $ / shares	$ 21.97
Number of RSUs and PSUs, Unvested | shares	2,673,650
Weighted Average Grant Date Fair Value, Unvested | $ / shares	$ 21.32